PROJECT ASSETS	12 Months Ended
Dec. 31, 2018
PROJECT ASSETS
PROJECT ASSETS

5. PROJECT ASSETS

Project assets consist of the following:

	At December 31,	At December 31,
	2017	2018
	$	$
Project assets—Acquisition cost	40,094	51,635
Project assets—EPC and other cost	1,631,418	1,234,128
	1,671,512	1,285,763
Current portion	1,523,342	933,563
Non-current portion	148,170	352,200

The Company recorded impairment charges and write-off for project assets of $2,952,  nil and $9,016 for the years ended December 31, 2016, 2017 and 2018, respectively.